Future Minimum Lease Payments Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 20,409
2013	8,656
2014	5,732
2015	4,040
2016	2,435
Thereafter	3,742
Operating Leases, Future Minimum Payments Due, Total	$ 45,014